Fair Value (Tables)	6 Months Ended
Sep. 30, 2023
Fair Value [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis	Assets measured at fair value on a recurring basis as of September 30, 2023 and March 31, 2023:
	September 30, 2023
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$5,218,914	$5,218,914	$-	$-	$5,218,914
Total assets at fair value	$5,218,914	$5,218,914	$-	$-	$5,218,914
	March 31, 2023
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$2,741,178	$2,741,178	$-	$-	$2,741,178
Total assets at fair value	$2,741,178	$2,741,178	$-	$-	$2,741,178